March 30, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schroder Series Trust (File Nos. 33-65632 and 811-7840)

Ladies and Gentlemen:

On behalf of our client, Schroder Series Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14. This filing relates to an Agreement and Plan of Reorganization between the Schroder Total Return Fixed Income Fund (the “Target Fund”) and the Schroder Core Bond Fund (the “Acquiring Fund”), each a series of the Trust, under which the Target Fund will transfer substantially all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the filing, please contact the undersigned at 215.963.5957.

Sincerely,

/s/ Emilee Siegl

Emilee Siegl

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001